Cost Optimization Program (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2011 Employees	Mar. 03, 2012
Cost Optimization Program (Textual) [Abstract]
Number of global workforce reducing	2,000
Optimization charges incurred		$ 125